Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AIM Investment Funds (Invesco Investment Funds)
Entity Central Index Key	0000826644
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000000562 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV Emerging Markets All Cap Fund
Class Name	Class A
Trading Symbol	GTDDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV Emerging Markets All Cap Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV Emerging Markets All Cap Fund (Class A)	$70	1.40%
*	Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.40%	[1]
Net Assets	$ 1,260,883,268
Holdings Count | Holding	62
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,260,883,268
Total number of portfolio holdings	62
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	7.88%
Tencent Holdings Ltd.	5.27%
HDFC Bank Ltd., ADR	4.65%
Emaar Properties PJSC	3.67%
MediaTek, Inc.	3.41%
Richter Gedeon Nyrt	3.19%
Reliance Industries Ltd.	2.91%
PT Bank Central Asia Tbk	2.45%
Bollore SE	2.40%
Trip.com Group Ltd.	2.40%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	7.88%
Tencent Holdings Ltd.	5.27%
HDFC Bank Ltd., ADR	4.65%
Emaar Properties PJSC	3.67%
MediaTek, Inc.	3.41%
Richter Gedeon Nyrt	3.19%
Reliance Industries Ltd.	2.91%
PT Bank Central Asia Tbk	2.45%
Bollore SE	2.40%
Trip.com Group Ltd.	2.40%
* Excluding money market fund holdings, if any.

C000000564 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV Emerging Markets All Cap Fund
Class Name	Class C
Trading Symbol	GTDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV Emerging Markets All Cap Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV Emerging Markets All Cap Fund (Class C)	$107	2.15%
*	Annualized.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.15%	[2]
Net Assets	$ 1,260,883,268
Holdings Count | Holding	62
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,260,883,268
Total number of portfolio holdings	62
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	7.88%
Tencent Holdings Ltd.	5.27%
HDFC Bank Ltd., ADR	4.65%
Emaar Properties PJSC	3.67%
MediaTek, Inc.	3.41%
Richter Gedeon Nyrt	3.19%
Reliance Industries Ltd.	2.91%
PT Bank Central Asia Tbk	2.45%
Bollore SE	2.40%
Trip.com Group Ltd.	2.40%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	7.88%
Tencent Holdings Ltd.	5.27%
HDFC Bank Ltd., ADR	4.65%
Emaar Properties PJSC	3.67%
MediaTek, Inc.	3.41%
Richter Gedeon Nyrt	3.19%
Reliance Industries Ltd.	2.91%
PT Bank Central Asia Tbk	2.45%
Bollore SE	2.40%
Trip.com Group Ltd.	2.40%
* Excluding money market fund holdings, if any.

C000071223 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV Emerging Markets All Cap Fund
Class Name	Class Y
Trading Symbol	GTDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV Emerging Markets All Cap Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV Emerging Markets All Cap Fund (Class Y)	$57	1.15%
*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%	[3]
Net Assets	$ 1,260,883,268
Holdings Count | Holding	62
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,260,883,268
Total number of portfolio holdings	62
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	7.88%
Tencent Holdings Ltd.	5.27%
HDFC Bank Ltd., ADR	4.65%
Emaar Properties PJSC	3.67%
MediaTek, Inc.	3.41%
Richter Gedeon Nyrt	3.19%
Reliance Industries Ltd.	2.91%
PT Bank Central Asia Tbk	2.45%
Bollore SE	2.40%
Trip.com Group Ltd.	2.40%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	7.88%
Tencent Holdings Ltd.	5.27%
HDFC Bank Ltd., ADR	4.65%
Emaar Properties PJSC	3.67%
MediaTek, Inc.	3.41%
Richter Gedeon Nyrt	3.19%
Reliance Industries Ltd.	2.91%
PT Bank Central Asia Tbk	2.45%
Bollore SE	2.40%
Trip.com Group Ltd.	2.40%
* Excluding money market fund holdings, if any.

C000029646 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV Emerging Markets All Cap Fund
Class Name	Class R5
Trading Symbol	GTDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV Emerging Markets All Cap Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV Emerging Markets All Cap Fund (Class R5)	$53	1.06%
*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.06%	[4]
Net Assets	$ 1,260,883,268
Holdings Count | Holding	62
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,260,883,268
Total number of portfolio holdings	62
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	7.88%
Tencent Holdings Ltd.	5.27%
HDFC Bank Ltd., ADR	4.65%
Emaar Properties PJSC	3.67%
MediaTek, Inc.	3.41%
Richter Gedeon Nyrt	3.19%
Reliance Industries Ltd.	2.91%
PT Bank Central Asia Tbk	2.45%
Bollore SE	2.40%
Trip.com Group Ltd.	2.40%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	7.88%
Tencent Holdings Ltd.	5.27%
HDFC Bank Ltd., ADR	4.65%
Emaar Properties PJSC	3.67%
MediaTek, Inc.	3.41%
Richter Gedeon Nyrt	3.19%
Reliance Industries Ltd.	2.91%
PT Bank Central Asia Tbk	2.45%
Bollore SE	2.40%
Trip.com Group Ltd.	2.40%
* Excluding money market fund holdings, if any.

C000120699 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV Emerging Markets All Cap Fund
Class Name	Class R6
Trading Symbol	GTDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV Emerging Markets All Cap Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV Emerging Markets All Cap Fund (Class R6)	$49	0.99%
*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%	[5]
Net Assets	$ 1,260,883,268
Holdings Count | Holding	62
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,260,883,268
Total number of portfolio holdings	62
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	7.88%
Tencent Holdings Ltd.	5.27%
HDFC Bank Ltd., ADR	4.65%
Emaar Properties PJSC	3.67%
MediaTek, Inc.	3.41%
Richter Gedeon Nyrt	3.19%
Reliance Industries Ltd.	2.91%
PT Bank Central Asia Tbk	2.45%
Bollore SE	2.40%
Trip.com Group Ltd.	2.40%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	7.88%
Tencent Holdings Ltd.	5.27%
HDFC Bank Ltd., ADR	4.65%
Emaar Properties PJSC	3.67%
MediaTek, Inc.	3.41%
Richter Gedeon Nyrt	3.19%
Reliance Industries Ltd.	2.91%
PT Bank Central Asia Tbk	2.45%
Bollore SE	2.40%
Trip.com Group Ltd.	2.40%
* Excluding money market fund holdings, if any.

C000000565 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Health Care Fund
Class Name	Class A
Trading Symbol	GGHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Health Care Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Health Care Fund (Class A)	$52	1.06%
*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.06%	[6]
Net Assets	$ 1,216,671,703
Holdings Count | Holding	80
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,216,671,703
Total number of portfolio holdings	80
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.54%
Boston Scientific Corp.	9.15%
Stryker Corp.	4.60%
Vertex Pharmaceuticals, Inc.	4.53%
UnitedHealth Group, Inc.	4.25%
Cencora, Inc.	4.22%
AbbVie, Inc.	4.12%
Abbott Laboratories	3.08%
Intuitive Surgical, Inc.	3.07%
argenx SE, ADR	2.47%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.54%
Boston Scientific Corp.	9.15%
Stryker Corp.	4.60%
Vertex Pharmaceuticals, Inc.	4.53%
UnitedHealth Group, Inc.	4.25%
Cencora, Inc.	4.22%
AbbVie, Inc.	4.12%
Abbott Laboratories	3.08%
Intuitive Surgical, Inc.	3.07%
argenx SE, ADR	2.47%
* Excluding money market fund holdings, if any.

C000000567 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Health Care Fund
Class Name	Class C
Trading Symbol	GTHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Health Care Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Health Care Fund (Class C)	$89	1.81%
*	Annualized.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.81%	[7]
Net Assets	$ 1,216,671,703
Holdings Count | Holding	80
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,216,671,703
Total number of portfolio holdings	80
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.54%
Boston Scientific Corp.	9.15%
Stryker Corp.	4.60%
Vertex Pharmaceuticals, Inc.	4.53%
UnitedHealth Group, Inc.	4.25%
Cencora, Inc.	4.22%
AbbVie, Inc.	4.12%
Abbott Laboratories	3.08%
Intuitive Surgical, Inc.	3.07%
argenx SE, ADR	2.47%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.54%
Boston Scientific Corp.	9.15%
Stryker Corp.	4.60%
Vertex Pharmaceuticals, Inc.	4.53%
UnitedHealth Group, Inc.	4.25%
Cencora, Inc.	4.22%
AbbVie, Inc.	4.12%
Abbott Laboratories	3.08%
Intuitive Surgical, Inc.	3.07%
argenx SE, ADR	2.47%
* Excluding money market fund holdings, if any.

C000071224 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Health Care Fund
Class Name	Class Y
Trading Symbol	GGHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Health Care Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Health Care Fund (Class Y)	$40	0.81%
*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[8]
Net Assets	$ 1,216,671,703
Holdings Count | Holding	80
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,216,671,703
Total number of portfolio holdings	80
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.54%
Boston Scientific Corp.	9.15%
Stryker Corp.	4.60%
Vertex Pharmaceuticals, Inc.	4.53%
UnitedHealth Group, Inc.	4.25%
Cencora, Inc.	4.22%
AbbVie, Inc.	4.12%
Abbott Laboratories	3.08%
Intuitive Surgical, Inc.	3.07%
argenx SE, ADR	2.47%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.54%
Boston Scientific Corp.	9.15%
Stryker Corp.	4.60%
Vertex Pharmaceuticals, Inc.	4.53%
UnitedHealth Group, Inc.	4.25%
Cencora, Inc.	4.22%
AbbVie, Inc.	4.12%
Abbott Laboratories	3.08%
Intuitive Surgical, Inc.	3.07%
argenx SE, ADR	2.47%
* Excluding money market fund holdings, if any.

C000029647 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Health Care Fund
Class Name	Investor Class
Trading Symbol	GTHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Health Care Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Health Care Fund (Investor Class)	$52	1.06%
*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.06%	[9]
Net Assets	$ 1,216,671,703
Holdings Count | Holding	80
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,216,671,703
Total number of portfolio holdings	80
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.54%
Boston Scientific Corp.	9.15%
Stryker Corp.	4.60%
Vertex Pharmaceuticals, Inc.	4.53%
UnitedHealth Group, Inc.	4.25%
Cencora, Inc.	4.22%
AbbVie, Inc.	4.12%
Abbott Laboratories	3.08%
Intuitive Surgical, Inc.	3.07%
argenx SE, ADR	2.47%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.54%
Boston Scientific Corp.	9.15%
Stryker Corp.	4.60%
Vertex Pharmaceuticals, Inc.	4.53%
UnitedHealth Group, Inc.	4.25%
Cencora, Inc.	4.22%
AbbVie, Inc.	4.12%
Abbott Laboratories	3.08%
Intuitive Surgical, Inc.	3.07%
argenx SE, ADR	2.47%
* Excluding money market fund holdings, if any.

C000188882 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Health Care Fund
Class Name	Class R6
Trading Symbol	GGHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Health Care Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Health Care Fund (Class R6)	$34	0.70%
*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%	[10]
Net Assets	$ 1,216,671,703
Holdings Count | Holding	80
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,216,671,703
Total number of portfolio holdings	80
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.54%
Boston Scientific Corp.	9.15%
Stryker Corp.	4.60%
Vertex Pharmaceuticals, Inc.	4.53%
UnitedHealth Group, Inc.	4.25%
Cencora, Inc.	4.22%
AbbVie, Inc.	4.12%
Abbott Laboratories	3.08%
Intuitive Surgical, Inc.	3.07%
argenx SE, ADR	2.47%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.54%
Boston Scientific Corp.	9.15%
Stryker Corp.	4.60%
Vertex Pharmaceuticals, Inc.	4.53%
UnitedHealth Group, Inc.	4.25%
Cencora, Inc.	4.22%
AbbVie, Inc.	4.12%
Abbott Laboratories	3.08%
Intuitive Surgical, Inc.	3.07%
argenx SE, ADR	2.47%
* Excluding money market fund holdings, if any.

C000076836 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Allocation Fund
Class Name	Class A
Trading Symbol	ABRZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Allocation Fund (Class A)	$65	1.32%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.32%	[11],[12]
Net Assets	$ 953,169,089
Holdings Count | Holding	140
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$953,169,089
Total number of portfolio holdings	140
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	31.38%	50.74%
Fixed Income	26.08	49.21
Commodities	42.54	32.29
Total	100.00%	132.24%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000076838 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Allocation Fund
Class Name	Class C
Trading Symbol	ABRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Allocation Fund (Class C)	$101	2.07%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	2.07%	[13],[14]
Net Assets	$ 953,169,089
Holdings Count | Holding	140
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$953,169,089
Total number of portfolio holdings	140
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	31.38%	50.74%
Fixed Income	26.08	49.21
Commodities	42.54	32.29
Total	100.00%	132.24%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000076839 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Allocation Fund
Class Name	Class R
Trading Symbol	ABRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Allocation Fund (Class R)	$77	1.57%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.57%	[15],[16]
Net Assets	$ 953,169,089
Holdings Count | Holding	140
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$953,169,089
Total number of portfolio holdings	140
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	31.38%	50.74%
Fixed Income	26.08	49.21
Commodities	42.54	32.29
Total	100.00%	132.24%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000076840 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Allocation Fund
Class Name	Class Y
Trading Symbol	ABRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Allocation Fund (Class Y)	$53	1.07%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.07%	[17],[18]
Net Assets	$ 953,169,089
Holdings Count | Holding	140
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$953,169,089
Total number of portfolio holdings	140
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	31.38%	50.74%
Fixed Income	26.08	49.21
Commodities	42.54	32.29
Total	100.00%	132.24%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000076841 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Allocation Fund
Class Name	Class R5
Trading Symbol	ABRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Allocation Fund (Class R5)	$50	1.02%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.02%	[19],[20]
Net Assets	$ 953,169,089
Holdings Count | Holding	140
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$953,169,089
Total number of portfolio holdings	140
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	31.38%	50.74%
Fixed Income	26.08	49.21
Commodities	42.54	32.29
Total	100.00%	132.24%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000120702 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Allocation Fund
Class Name	Class R6
Trading Symbol	ALLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Allocation Fund (Class R6)	$47	0.95%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%	[21],[22]
Net Assets	$ 953,169,089
Holdings Count | Holding	140
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$953,169,089
Total number of portfolio holdings	140
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	31.38%	50.74%
Fixed Income	26.08	49.21
Commodities	42.54	32.29
Total	100.00%	132.24%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000092474 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Commodity Strategy Fund
Class Name	Class A
Trading Symbol	BRCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Commodity Strategy Fund (Class A)	$66	1.32%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.32%	[23],[24]
Net Assets	$ 891,566,297
Holdings Count | Holding	37
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$891,566,297
Total number of portfolio holdings	37
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	23.35%	26.46%
Energy	50.49	29.35
Industrial Metals	12.11	12.59
Precious Metals	14.05	20.58
Total	100.00%	88.98%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000092476 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Commodity Strategy Fund
Class Name	Class C
Trading Symbol	BRCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Commodity Strategy Fund (Class C)	$103	2.07%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.07%	[25],[26]
Net Assets	$ 891,566,297
Holdings Count | Holding	37
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$891,566,297
Total number of portfolio holdings	37
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	23.35%	26.46%
Energy	50.49	29.35
Industrial Metals	12.11	12.59
Precious Metals	14.05	20.58
Total	100.00%	88.98%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000092477 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Commodity Strategy Fund
Class Name	Class R
Trading Symbol	BRCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Commodity Strategy Fund (Class R)	$78	1.57%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.57%	[27],[28]
Net Assets	$ 891,566,297
Holdings Count | Holding	37
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$891,566,297
Total number of portfolio holdings	37
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	23.35%	26.46%
Energy	50.49	29.35
Industrial Metals	12.11	12.59
Precious Metals	14.05	20.58
Total	100.00%	88.98%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000092478 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Commodity Strategy Fund
Class Name	Class Y
Trading Symbol	BRCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Commodity Strategy Fund (Class Y)	$53	1.07%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.07%	[29],[30]
Net Assets	$ 891,566,297
Holdings Count | Holding	37
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$891,566,297
Total number of portfolio holdings	37
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	23.35%	26.46%
Energy	50.49	29.35
Industrial Metals	12.11	12.59
Precious Metals	14.05	20.58
Total	100.00%	88.98%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000092479 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Commodity Strategy Fund
Class Name	Class R5
Trading Symbol	BRCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Commodity Strategy Fund (Class R5)	$53	1.07%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.07%	[31],[32]
Net Assets	$ 891,566,297
Holdings Count | Holding	37
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$891,566,297
Total number of portfolio holdings	37
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	23.35%	26.46%
Energy	50.49	29.35
Industrial Metals	12.11	12.59
Precious Metals	14.05	20.58
Total	100.00%	88.98%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000120704 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Commodity Strategy Fund
Class Name	Class R6
Trading Symbol	IBRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Commodity Strategy Fund (Class R6)	$53	1.07%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.07%	[33],[34]
Net Assets	$ 891,566,297
Holdings Count | Holding	37
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$891,566,297
Total number of portfolio holdings	37
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	23.35%	26.46%
Energy	50.49	29.35
Industrial Metals	12.11	12.59
Precious Metals	14.05	20.58
Total	100.00%	88.98%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000107688 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Asset Income Fund
Class Name	Class A
Trading Symbol	PIAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Asset Income Fund (Class A)	$43	0.86%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[35],[36]
Net Assets	$ 890,168,926
Holdings Count | Holding	726
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$890,168,926
Total number of portfolio holdings	726
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	24.15%
U.S. Treasury Bonds, 4.63%, 02/15/2055	13.66%
Invesco QQQ Income Advantage ETF	11.06%
Invesco MSCI EAFE Income Advantage ETF	10.59%
U.S. Treasury Notes, 2.88%, 05/15/2028	2.80%
U.S. Treasury Notes, 4.63%, 04/30/2029	2.64%
U.S. Treasury Notes, 4.50%, 04/15/2027	2.48%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.15%
U.S. Treasury Notes, 1.25%, 12/31/2026	1.54%
U.S. Treasury Bonds, 5.25%, 11/15/2028	0.83%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	24.15%
U.S. Treasury Bonds, 4.63%, 02/15/2055	13.66%
Invesco QQQ Income Advantage ETF	11.06%
Invesco MSCI EAFE Income Advantage ETF	10.59%
U.S. Treasury Notes, 2.88%, 05/15/2028	2.80%
U.S. Treasury Notes, 4.63%, 04/30/2029	2.64%
U.S. Treasury Notes, 4.50%, 04/15/2027	2.48%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.15%
U.S. Treasury Notes, 1.25%, 12/31/2026	1.54%
U.S. Treasury Bonds, 5.25%, 11/15/2028	0.83%
* Excluding money market fund holdings, if any.

C000107689 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Asset Income Fund
Class Name	Class C
Trading Symbol	PICFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Asset Income Fund (Class C)	$81	1.63%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.63%	[37],[38]
Net Assets	$ 890,168,926
Holdings Count | Holding	726
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$890,168,926
Total number of portfolio holdings	726
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	24.15%
U.S. Treasury Bonds, 4.63%, 02/15/2055	13.66%
Invesco QQQ Income Advantage ETF	11.06%
Invesco MSCI EAFE Income Advantage ETF	10.59%
U.S. Treasury Notes, 2.88%, 05/15/2028	2.80%
U.S. Treasury Notes, 4.63%, 04/30/2029	2.64%
U.S. Treasury Notes, 4.50%, 04/15/2027	2.48%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.15%
U.S. Treasury Notes, 1.25%, 12/31/2026	1.54%
U.S. Treasury Bonds, 5.25%, 11/15/2028	0.83%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	24.15%
U.S. Treasury Bonds, 4.63%, 02/15/2055	13.66%
Invesco QQQ Income Advantage ETF	11.06%
Invesco MSCI EAFE Income Advantage ETF	10.59%
U.S. Treasury Notes, 2.88%, 05/15/2028	2.80%
U.S. Treasury Notes, 4.63%, 04/30/2029	2.64%
U.S. Treasury Notes, 4.50%, 04/15/2027	2.48%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.15%
U.S. Treasury Notes, 1.25%, 12/31/2026	1.54%
U.S. Treasury Bonds, 5.25%, 11/15/2028	0.83%
* Excluding money market fund holdings, if any.

C000107690 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Asset Income Fund
Class Name	Class R
Trading Symbol	PIRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Asset Income Fund (Class R)	$56	1.13%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.13%	[39],[40]
Net Assets	$ 890,168,926
Holdings Count | Holding	726
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$890,168,926
Total number of portfolio holdings	726
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	24.15%
U.S. Treasury Bonds, 4.63%, 02/15/2055	13.66%
Invesco QQQ Income Advantage ETF	11.06%
Invesco MSCI EAFE Income Advantage ETF	10.59%
U.S. Treasury Notes, 2.88%, 05/15/2028	2.80%
U.S. Treasury Notes, 4.63%, 04/30/2029	2.64%
U.S. Treasury Notes, 4.50%, 04/15/2027	2.48%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.15%
U.S. Treasury Notes, 1.25%, 12/31/2026	1.54%
U.S. Treasury Bonds, 5.25%, 11/15/2028	0.83%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	24.15%
U.S. Treasury Bonds, 4.63%, 02/15/2055	13.66%
Invesco QQQ Income Advantage ETF	11.06%
Invesco MSCI EAFE Income Advantage ETF	10.59%
U.S. Treasury Notes, 2.88%, 05/15/2028	2.80%
U.S. Treasury Notes, 4.63%, 04/30/2029	2.64%
U.S. Treasury Notes, 4.50%, 04/15/2027	2.48%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.15%
U.S. Treasury Notes, 1.25%, 12/31/2026	1.54%
U.S. Treasury Bonds, 5.25%, 11/15/2028	0.83%
* Excluding money market fund holdings, if any.

C000107691 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Asset Income Fund
Class Name	Class Y
Trading Symbol	PIYFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Asset Income Fund (Class Y)	$31	0.63%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%	[41],[42]
Net Assets	$ 890,168,926
Holdings Count | Holding	726
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$890,168,926
Total number of portfolio holdings	726
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	24.15%
U.S. Treasury Bonds, 4.63%, 02/15/2055	13.66%
Invesco QQQ Income Advantage ETF	11.06%
Invesco MSCI EAFE Income Advantage ETF	10.59%
U.S. Treasury Notes, 2.88%, 05/15/2028	2.80%
U.S. Treasury Notes, 4.63%, 04/30/2029	2.64%
U.S. Treasury Notes, 4.50%, 04/15/2027	2.48%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.15%
U.S. Treasury Notes, 1.25%, 12/31/2026	1.54%
U.S. Treasury Bonds, 5.25%, 11/15/2028	0.83%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	24.15%
U.S. Treasury Bonds, 4.63%, 02/15/2055	13.66%
Invesco QQQ Income Advantage ETF	11.06%
Invesco MSCI EAFE Income Advantage ETF	10.59%
U.S. Treasury Notes, 2.88%, 05/15/2028	2.80%
U.S. Treasury Notes, 4.63%, 04/30/2029	2.64%
U.S. Treasury Notes, 4.50%, 04/15/2027	2.48%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.15%
U.S. Treasury Notes, 1.25%, 12/31/2026	1.54%
U.S. Treasury Bonds, 5.25%, 11/15/2028	0.83%
* Excluding money market fund holdings, if any.

C000107692 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Asset Income Fund
Class Name	Class R5
Trading Symbol	IPNFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Asset Income Fund (Class R5)	$27	0.55%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[43],[44]
Net Assets	$ 890,168,926
Holdings Count | Holding	726
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$890,168,926
Total number of portfolio holdings	726
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	24.15%
U.S. Treasury Bonds, 4.63%, 02/15/2055	13.66%
Invesco QQQ Income Advantage ETF	11.06%
Invesco MSCI EAFE Income Advantage ETF	10.59%
U.S. Treasury Notes, 2.88%, 05/15/2028	2.80%
U.S. Treasury Notes, 4.63%, 04/30/2029	2.64%
U.S. Treasury Notes, 4.50%, 04/15/2027	2.48%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.15%
U.S. Treasury Notes, 1.25%, 12/31/2026	1.54%
U.S. Treasury Bonds, 5.25%, 11/15/2028	0.83%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	24.15%
U.S. Treasury Bonds, 4.63%, 02/15/2055	13.66%
Invesco QQQ Income Advantage ETF	11.06%
Invesco MSCI EAFE Income Advantage ETF	10.59%
U.S. Treasury Notes, 2.88%, 05/15/2028	2.80%
U.S. Treasury Notes, 4.63%, 04/30/2029	2.64%
U.S. Treasury Notes, 4.50%, 04/15/2027	2.48%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.15%
U.S. Treasury Notes, 1.25%, 12/31/2026	1.54%
U.S. Treasury Bonds, 5.25%, 11/15/2028	0.83%
* Excluding money market fund holdings, if any.

C000120706 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Asset Income Fund
Class Name	Class R6
Trading Symbol	PIFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Asset Income Fund (Class R6)	$27	0.55%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[45],[46]
Net Assets	$ 890,168,926
Holdings Count | Holding	726
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$890,168,926
Total number of portfolio holdings	726
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	24.15%
U.S. Treasury Bonds, 4.63%, 02/15/2055	13.66%
Invesco QQQ Income Advantage ETF	11.06%
Invesco MSCI EAFE Income Advantage ETF	10.59%
U.S. Treasury Notes, 2.88%, 05/15/2028	2.80%
U.S. Treasury Notes, 4.63%, 04/30/2029	2.64%
U.S. Treasury Notes, 4.50%, 04/15/2027	2.48%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.15%
U.S. Treasury Notes, 1.25%, 12/31/2026	1.54%
U.S. Treasury Bonds, 5.25%, 11/15/2028	0.83%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	24.15%
U.S. Treasury Bonds, 4.63%, 02/15/2055	13.66%
Invesco QQQ Income Advantage ETF	11.06%
Invesco MSCI EAFE Income Advantage ETF	10.59%
U.S. Treasury Notes, 2.88%, 05/15/2028	2.80%
U.S. Treasury Notes, 4.63%, 04/30/2029	2.64%
U.S. Treasury Notes, 4.50%, 04/15/2027	2.48%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.15%
U.S. Treasury Notes, 1.25%, 12/31/2026	1.54%
U.S. Treasury Bonds, 5.25%, 11/15/2028	0.83%
* Excluding money market fund holdings, if any.

C000209537 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Emerging Markets Local Debt Fund
Class Name	Class A
Trading Symbol	OEMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Emerging Markets Local Debt Fund (Class A)	$60	1.19%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.19%	[47],[48]
Net Assets	$ 81,502,402
Holdings Count | Holding	316
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$81,502,402
Total number of portfolio holdings	316
Portfolio turnover rate	47%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.22%, 05/15/2025	4.90%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	4.24%
Republic of South Africa Government Bond, Series 2044, 8.75%, 01/31/2044	4.05%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.49%
India Government Bond, 7.30%, 06/19/2053	3.11%
Turkiye Government Bond, 36.00%, 08/12/2026	3.09%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.99%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	2.97%
Indonesia Treasury Bond, Series FR95, 6.38%, 08/15/2028	2.21%
Colombian TES, Series B, 11.50%, 07/25/2046	1.96%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.22%, 05/15/2025	4.90%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	4.24%
Republic of South Africa Government Bond, Series 2044, 8.75%, 01/31/2044	4.05%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.49%
India Government Bond, 7.30%, 06/19/2053	3.11%
Turkiye Government Bond, 36.00%, 08/12/2026	3.09%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.99%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	2.97%
Indonesia Treasury Bond, Series FR95, 6.38%, 08/15/2028	2.21%
Colombian TES, Series B, 11.50%, 07/25/2046	1.96%
* Excluding money market fund holdings, if any.

C000209539 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Emerging Markets Local Debt Fund
Class Name	Class C
Trading Symbol	OEMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Emerging Markets Local Debt Fund (Class C)	$98	1.94%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.94%	[49],[50]
Net Assets	$ 81,502,402
Holdings Count | Holding	316
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$81,502,402
Total number of portfolio holdings	316
Portfolio turnover rate	47%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.22%, 05/15/2025	4.90%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	4.24%
Republic of South Africa Government Bond, Series 2044, 8.75%, 01/31/2044	4.05%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.49%
India Government Bond, 7.30%, 06/19/2053	3.11%
Turkiye Government Bond, 36.00%, 08/12/2026	3.09%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.99%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	2.97%
Indonesia Treasury Bond, Series FR95, 6.38%, 08/15/2028	2.21%
Colombian TES, Series B, 11.50%, 07/25/2046	1.96%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.22%, 05/15/2025	4.90%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	4.24%
Republic of South Africa Government Bond, Series 2044, 8.75%, 01/31/2044	4.05%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.49%
India Government Bond, 7.30%, 06/19/2053	3.11%
Turkiye Government Bond, 36.00%, 08/12/2026	3.09%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.99%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	2.97%
Indonesia Treasury Bond, Series FR95, 6.38%, 08/15/2028	2.21%
Colombian TES, Series B, 11.50%, 07/25/2046	1.96%
* Excluding money market fund holdings, if any.

C000209538 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Emerging Markets Local Debt Fund
Class Name	Class R
Trading Symbol	OEMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Emerging Markets Local Debt Fund (Class R)	$73	1.44%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.44%	[51],[52]
Net Assets	$ 81,502,402
Holdings Count | Holding	316
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$81,502,402
Total number of portfolio holdings	316
Portfolio turnover rate	47%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.22%, 05/15/2025	4.90%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	4.24%
Republic of South Africa Government Bond, Series 2044, 8.75%, 01/31/2044	4.05%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.49%
India Government Bond, 7.30%, 06/19/2053	3.11%
Turkiye Government Bond, 36.00%, 08/12/2026	3.09%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.99%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	2.97%
Indonesia Treasury Bond, Series FR95, 6.38%, 08/15/2028	2.21%
Colombian TES, Series B, 11.50%, 07/25/2046	1.96%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.22%, 05/15/2025	4.90%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	4.24%
Republic of South Africa Government Bond, Series 2044, 8.75%, 01/31/2044	4.05%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.49%
India Government Bond, 7.30%, 06/19/2053	3.11%
Turkiye Government Bond, 36.00%, 08/12/2026	3.09%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.99%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	2.97%
Indonesia Treasury Bond, Series FR95, 6.38%, 08/15/2028	2.21%
Colombian TES, Series B, 11.50%, 07/25/2046	1.96%
* Excluding money market fund holdings, if any.

C000209540 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Emerging Markets Local Debt Fund
Class Name	Class Y
Trading Symbol	OEMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Emerging Markets Local Debt Fund (Class Y)	$48	0.94%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%	[53],[54]
Net Assets	$ 81,502,402
Holdings Count | Holding	316
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$81,502,402
Total number of portfolio holdings	316
Portfolio turnover rate	47%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.22%, 05/15/2025	4.90%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	4.24%
Republic of South Africa Government Bond, Series 2044, 8.75%, 01/31/2044	4.05%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.49%
India Government Bond, 7.30%, 06/19/2053	3.11%
Turkiye Government Bond, 36.00%, 08/12/2026	3.09%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.99%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	2.97%
Indonesia Treasury Bond, Series FR95, 6.38%, 08/15/2028	2.21%
Colombian TES, Series B, 11.50%, 07/25/2046	1.96%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.22%, 05/15/2025	4.90%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	4.24%
Republic of South Africa Government Bond, Series 2044, 8.75%, 01/31/2044	4.05%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.49%
India Government Bond, 7.30%, 06/19/2053	3.11%
Turkiye Government Bond, 36.00%, 08/12/2026	3.09%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.99%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	2.97%
Indonesia Treasury Bond, Series FR95, 6.38%, 08/15/2028	2.21%
Colombian TES, Series B, 11.50%, 07/25/2046	1.96%
* Excluding money market fund holdings, if any.

C000209536 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Emerging Markets Local Debt Fund
Class Name	Class R5
Trading Symbol	EMLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Emerging Markets Local Debt Fund (Class R5)	$48	0.94%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%	[55],[56]
Net Assets	$ 81,502,402
Holdings Count | Holding	316
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$81,502,402
Total number of portfolio holdings	316
Portfolio turnover rate	47%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.22%, 05/15/2025	4.90%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	4.24%
Republic of South Africa Government Bond, Series 2044, 8.75%, 01/31/2044	4.05%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.49%
India Government Bond, 7.30%, 06/19/2053	3.11%
Turkiye Government Bond, 36.00%, 08/12/2026	3.09%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.99%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	2.97%
Indonesia Treasury Bond, Series FR95, 6.38%, 08/15/2028	2.21%
Colombian TES, Series B, 11.50%, 07/25/2046	1.96%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.22%, 05/15/2025	4.90%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	4.24%
Republic of South Africa Government Bond, Series 2044, 8.75%, 01/31/2044	4.05%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.49%
India Government Bond, 7.30%, 06/19/2053	3.11%
Turkiye Government Bond, 36.00%, 08/12/2026	3.09%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.99%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	2.97%
Indonesia Treasury Bond, Series FR95, 6.38%, 08/15/2028	2.21%
Colombian TES, Series B, 11.50%, 07/25/2046	1.96%
* Excluding money market fund holdings, if any.

C000209535 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Emerging Markets Local Debt Fund
Class Name	Class R6
Trading Symbol	OEMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Emerging Markets Local Debt Fund (Class R6)	$48	0.94%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%	[57],[58]
Net Assets	$ 81,502,402
Holdings Count | Holding	316
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$81,502,402
Total number of portfolio holdings	316
Portfolio turnover rate	47%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.22%, 05/15/2025	4.90%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	4.24%
Republic of South Africa Government Bond, Series 2044, 8.75%, 01/31/2044	4.05%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.49%
India Government Bond, 7.30%, 06/19/2053	3.11%
Turkiye Government Bond, 36.00%, 08/12/2026	3.09%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.99%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	2.97%
Indonesia Treasury Bond, Series FR95, 6.38%, 08/15/2028	2.21%
Colombian TES, Series B, 11.50%, 07/25/2046	1.96%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.22%, 05/15/2025	4.90%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	4.24%
Republic of South Africa Government Bond, Series 2044, 8.75%, 01/31/2044	4.05%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.49%
India Government Bond, 7.30%, 06/19/2053	3.11%
Turkiye Government Bond, 36.00%, 08/12/2026	3.09%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.99%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	2.97%
Indonesia Treasury Bond, Series FR95, 6.38%, 08/15/2028	2.21%
Colombian TES, Series B, 11.50%, 07/25/2046	1.96%
* Excluding money market fund holdings, if any.

C000209552 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Allocation Fund
Class Name	Class A
Trading Symbol	QVGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Allocation Fund (Class A)	$55	1.10%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%	[59],[60]
Net Assets	$ 989,786,749
Holdings Count | Holding	321
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$989,786,749
Total number of portfolio holdings	321
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	22.47%
U.S. Treasury Notes, 1.88%, 02/15/2032	15.22%
Invesco International Developed Dynamic Multifactor ETF	15.21%
U.S. Treasury Notes, 4.63%, 02/15/2035	10.69%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.98%
Invesco Russell 2000® Dynamic Multifactor ETF	6.08%
Invesco High Yield Bond Factor ETF	2.38%
Invesco Emerging Markets Sovereign Debt ETF	0.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.53%
Tencent Holdings Ltd.	0.49%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	22.47%
U.S. Treasury Notes, 1.88%, 02/15/2032	15.22%
Invesco International Developed Dynamic Multifactor ETF	15.21%
U.S. Treasury Notes, 4.63%, 02/15/2035	10.69%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.98%
Invesco Russell 2000® Dynamic Multifactor ETF	6.08%
Invesco High Yield Bond Factor ETF	2.38%
Invesco Emerging Markets Sovereign Debt ETF	0.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.53%
Tencent Holdings Ltd.	0.49%
* Excluding money market fund holdings, if any.

C000209548 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Allocation Fund
Class Name	Class C
Trading Symbol	QGRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Allocation Fund (Class C)	$93	1.85%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.85%	[61],[62]
Net Assets	$ 989,786,749
Holdings Count | Holding	321
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$989,786,749
Total number of portfolio holdings	321
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	22.47%
U.S. Treasury Notes, 1.88%, 02/15/2032	15.22%
Invesco International Developed Dynamic Multifactor ETF	15.21%
U.S. Treasury Notes, 4.63%, 02/15/2035	10.69%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.98%
Invesco Russell 2000® Dynamic Multifactor ETF	6.08%
Invesco High Yield Bond Factor ETF	2.38%
Invesco Emerging Markets Sovereign Debt ETF	0.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.53%
Tencent Holdings Ltd.	0.49%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	22.47%
U.S. Treasury Notes, 1.88%, 02/15/2032	15.22%
Invesco International Developed Dynamic Multifactor ETF	15.21%
U.S. Treasury Notes, 4.63%, 02/15/2035	10.69%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.98%
Invesco Russell 2000® Dynamic Multifactor ETF	6.08%
Invesco High Yield Bond Factor ETF	2.38%
Invesco Emerging Markets Sovereign Debt ETF	0.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.53%
Tencent Holdings Ltd.	0.49%
* Excluding money market fund holdings, if any.

C000209547 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Allocation Fund
Class Name	Class R
Trading Symbol	QGRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Allocation Fund (Class R)	$68	1.35%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%	[63],[64]
Net Assets	$ 989,786,749
Holdings Count | Holding	321
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$989,786,749
Total number of portfolio holdings	321
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	22.47%
U.S. Treasury Notes, 1.88%, 02/15/2032	15.22%
Invesco International Developed Dynamic Multifactor ETF	15.21%
U.S. Treasury Notes, 4.63%, 02/15/2035	10.69%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.98%
Invesco Russell 2000® Dynamic Multifactor ETF	6.08%
Invesco High Yield Bond Factor ETF	2.38%
Invesco Emerging Markets Sovereign Debt ETF	0.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.53%
Tencent Holdings Ltd.	0.49%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	22.47%
U.S. Treasury Notes, 1.88%, 02/15/2032	15.22%
Invesco International Developed Dynamic Multifactor ETF	15.21%
U.S. Treasury Notes, 4.63%, 02/15/2035	10.69%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.98%
Invesco Russell 2000® Dynamic Multifactor ETF	6.08%
Invesco High Yield Bond Factor ETF	2.38%
Invesco Emerging Markets Sovereign Debt ETF	0.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.53%
Tencent Holdings Ltd.	0.49%
* Excluding money market fund holdings, if any.

C000209549 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Allocation Fund
Class Name	Class Y
Trading Symbol	QGRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Allocation Fund (Class Y)	$43	0.85%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[65],[66]
Net Assets	$ 989,786,749
Holdings Count | Holding	321
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$989,786,749
Total number of portfolio holdings	321
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	22.47%
U.S. Treasury Notes, 1.88%, 02/15/2032	15.22%
Invesco International Developed Dynamic Multifactor ETF	15.21%
U.S. Treasury Notes, 4.63%, 02/15/2035	10.69%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.98%
Invesco Russell 2000® Dynamic Multifactor ETF	6.08%
Invesco High Yield Bond Factor ETF	2.38%
Invesco Emerging Markets Sovereign Debt ETF	0.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.53%
Tencent Holdings Ltd.	0.49%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	22.47%
U.S. Treasury Notes, 1.88%, 02/15/2032	15.22%
Invesco International Developed Dynamic Multifactor ETF	15.21%
U.S. Treasury Notes, 4.63%, 02/15/2035	10.69%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.98%
Invesco Russell 2000® Dynamic Multifactor ETF	6.08%
Invesco High Yield Bond Factor ETF	2.38%
Invesco Emerging Markets Sovereign Debt ETF	0.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.53%
Tencent Holdings Ltd.	0.49%
* Excluding money market fund holdings, if any.

C000209550 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Allocation Fund
Class Name	Class R5
Trading Symbol	GLALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Allocation Fund (Class R5)	$37	0.73%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[67],[68]
Net Assets	$ 989,786,749
Holdings Count | Holding	321
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$989,786,749
Total number of portfolio holdings	321
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	22.47%
U.S. Treasury Notes, 1.88%, 02/15/2032	15.22%
Invesco International Developed Dynamic Multifactor ETF	15.21%
U.S. Treasury Notes, 4.63%, 02/15/2035	10.69%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.98%
Invesco Russell 2000® Dynamic Multifactor ETF	6.08%
Invesco High Yield Bond Factor ETF	2.38%
Invesco Emerging Markets Sovereign Debt ETF	0.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.53%
Tencent Holdings Ltd.	0.49%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	22.47%
U.S. Treasury Notes, 1.88%, 02/15/2032	15.22%
Invesco International Developed Dynamic Multifactor ETF	15.21%
U.S. Treasury Notes, 4.63%, 02/15/2035	10.69%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.98%
Invesco Russell 2000® Dynamic Multifactor ETF	6.08%
Invesco High Yield Bond Factor ETF	2.38%
Invesco Emerging Markets Sovereign Debt ETF	0.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.53%
Tencent Holdings Ltd.	0.49%
* Excluding money market fund holdings, if any.

C000209551 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Allocation Fund
Class Name	Class R6
Trading Symbol	QGRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Allocation Fund (Class R6)	$37	0.73%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[69],[70]
Net Assets	$ 989,786,749
Holdings Count | Holding	321
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$989,786,749
Total number of portfolio holdings	321
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	22.47%
U.S. Treasury Notes, 1.88%, 02/15/2032	15.22%
Invesco International Developed Dynamic Multifactor ETF	15.21%
U.S. Treasury Notes, 4.63%, 02/15/2035	10.69%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.98%
Invesco Russell 2000® Dynamic Multifactor ETF	6.08%
Invesco High Yield Bond Factor ETF	2.38%
Invesco Emerging Markets Sovereign Debt ETF	0.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.53%
Tencent Holdings Ltd.	0.49%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	22.47%
U.S. Treasury Notes, 1.88%, 02/15/2032	15.22%
Invesco International Developed Dynamic Multifactor ETF	15.21%
U.S. Treasury Notes, 4.63%, 02/15/2035	10.69%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.98%
Invesco Russell 2000® Dynamic Multifactor ETF	6.08%
Invesco High Yield Bond Factor ETF	2.38%
Invesco Emerging Markets Sovereign Debt ETF	0.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.53%
Tencent Holdings Ltd.	0.49%
* Excluding money market fund holdings, if any.

C000209558 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Strategy Fund
Class Name	Class A
Trading Symbol	QVOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Multi-Strategy Fund (the “Fund”), formerly Invesco Fundamental Alternatives Fund, for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Strategy Fund (Class A)	$65	1.33%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.33%	[71],[72]
Net Assets	$ 291,492,929
Holdings Count | Holding	279
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$291,492,929
Total number of portfolio holdings	279
Portfolio turnover rate	77%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of April 30, 2025) Security type allocation (% of net assets)
C000209557 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Strategy Fund
Class Name	Class C
Trading Symbol	QOPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Multi-Strategy Fund (the “Fund”), formerly Invesco Fundamental Alternatives Fund, for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Strategy Fund (Class C)	$102	2.08%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.08%	[73],[74]
Net Assets	$ 291,492,929
Holdings Count | Holding	279
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$291,492,929
Total number of portfolio holdings	279
Portfolio turnover rate	77%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of April 30, 2025) Security type allocation (% of net assets)
C000209556 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Strategy Fund
Class Name	Class R
Trading Symbol	QOPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Multi-Strategy Fund (the “Fund”), formerly Invesco Fundamental Alternatives Fund, for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Strategy Fund (Class R)	$78	1.58%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.58%	[75],[76]
Net Assets	$ 291,492,929
Holdings Count | Holding	279
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$291,492,929
Total number of portfolio holdings	279
Portfolio turnover rate	77%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of April 30, 2025) Security type allocation (% of net assets)
C000209555 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Strategy Fund
Class Name	Class Y
Trading Symbol	QOPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Multi-Strategy Fund (the “Fund”), formerly Invesco Fundamental Alternatives Fund, for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Strategy Fund (Class Y)	$53	1.08%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.08%	[77],[78]
Net Assets	$ 291,492,929
Holdings Count | Holding	279
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$291,492,929
Total number of portfolio holdings	279
Portfolio turnover rate	77%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of April 30, 2025) Security type allocation (% of net assets)
C000209554 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Strategy Fund
Class Name	Class R5
Trading Symbol	FDATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Multi-Strategy Fund (the “Fund”), formerly Invesco Fundamental Alternatives Fund, for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Strategy Fund (Class R5)	$45	0.92%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.92%	[79],[80]
Net Assets	$ 291,492,929
Holdings Count | Holding	279
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$291,492,929
Total number of portfolio holdings	279
Portfolio turnover rate	77%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of April 30, 2025) Security type allocation (% of net assets)
C000209553 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Strategy Fund
Class Name	Class R6
Trading Symbol	QOPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Multi-Strategy Fund (the “Fund”), formerly Invesco Fundamental Alternatives Fund, for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Strategy Fund (Class R6)	$45	0.92%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.92%	[81],[82]
Net Assets	$ 291,492,929
Holdings Count | Holding	279
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$291,492,929
Total number of portfolio holdings	279
Portfolio turnover rate	77%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of April 30, 2025) Security type allocation (% of net assets)
C000209594 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Bond Fund
Class Name	Class A
Trading Symbol	OPIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Bond Fund (Class A)	$34	0.68%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[83],[84]
Net Assets	$ 3,013,277,808
Holdings Count | Holding	1,495
Investment Company Portfolio Turnover	293.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$3,013,277,808
Total number of portfolio holdings	1,495
Portfolio turnover rate	293%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 04/30/2027	5.67%
U.S. Treasury Bonds, 4.50%, 11/15/2054	4.89%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2055	4.34%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 05/01/2055	3.85%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2055	3.24%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2055	2.54%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 05/01/2055	2.37%
Government National Mortgage Association, TBA, 2.50%, 05/01/2055	2.00%
U.S. Treasury Notes, 3.88%, 04/30/2030	1.96%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2055	1.93%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 04/30/2027	5.67%
U.S. Treasury Bonds, 4.50%, 11/15/2054	4.89%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2055	4.34%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 05/01/2055	3.85%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2055	3.24%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2055	2.54%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 05/01/2055	2.37%
Government National Mortgage Association, TBA, 2.50%, 05/01/2055	2.00%
U.S. Treasury Notes, 3.88%, 04/30/2030	1.96%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2055	1.93%
* Excluding money market fund holdings, if any.

C000209593 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Bond Fund
Class Name	Class C
Trading Symbol	OPBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Bond Fund (Class C)	$72	1.43%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.43%	[85],[86]
Net Assets	$ 3,013,277,808
Holdings Count | Holding	1,495
Investment Company Portfolio Turnover	293.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$3,013,277,808
Total number of portfolio holdings	1,495
Portfolio turnover rate	293%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 04/30/2027	5.67%
U.S. Treasury Bonds, 4.50%, 11/15/2054	4.89%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2055	4.34%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 05/01/2055	3.85%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2055	3.24%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2055	2.54%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 05/01/2055	2.37%
Government National Mortgage Association, TBA, 2.50%, 05/01/2055	2.00%
U.S. Treasury Notes, 3.88%, 04/30/2030	1.96%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2055	1.93%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 04/30/2027	5.67%
U.S. Treasury Bonds, 4.50%, 11/15/2054	4.89%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2055	4.34%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 05/01/2055	3.85%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2055	3.24%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2055	2.54%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 05/01/2055	2.37%
Government National Mortgage Association, TBA, 2.50%, 05/01/2055	2.00%
U.S. Treasury Notes, 3.88%, 04/30/2030	1.96%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2055	1.93%
* Excluding money market fund holdings, if any.

C000209592 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Bond Fund
Class Name	Class R
Trading Symbol	OPBNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Bond Fund (Class R)	$47	0.93%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[87],[88]
Net Assets	$ 3,013,277,808
Holdings Count | Holding	1,495
Investment Company Portfolio Turnover	293.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$3,013,277,808
Total number of portfolio holdings	1,495
Portfolio turnover rate	293%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 04/30/2027	5.67%
U.S. Treasury Bonds, 4.50%, 11/15/2054	4.89%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2055	4.34%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 05/01/2055	3.85%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2055	3.24%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2055	2.54%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 05/01/2055	2.37%
Government National Mortgage Association, TBA, 2.50%, 05/01/2055	2.00%
U.S. Treasury Notes, 3.88%, 04/30/2030	1.96%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2055	1.93%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 04/30/2027	5.67%
U.S. Treasury Bonds, 4.50%, 11/15/2054	4.89%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2055	4.34%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 05/01/2055	3.85%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2055	3.24%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2055	2.54%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 05/01/2055	2.37%
Government National Mortgage Association, TBA, 2.50%, 05/01/2055	2.00%
U.S. Treasury Notes, 3.88%, 04/30/2030	1.96%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2055	1.93%
* Excluding money market fund holdings, if any.

C000209591 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Bond Fund
Class Name	Class Y
Trading Symbol	OPBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Bond Fund (Class Y)	$22	0.43%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[89],[90]
Net Assets	$ 3,013,277,808
Holdings Count | Holding	1,495
Investment Company Portfolio Turnover	293.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$3,013,277,808
Total number of portfolio holdings	1,495
Portfolio turnover rate	293%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 04/30/2027	5.67%
U.S. Treasury Bonds, 4.50%, 11/15/2054	4.89%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2055	4.34%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 05/01/2055	3.85%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2055	3.24%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2055	2.54%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 05/01/2055	2.37%
Government National Mortgage Association, TBA, 2.50%, 05/01/2055	2.00%
U.S. Treasury Notes, 3.88%, 04/30/2030	1.96%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2055	1.93%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 04/30/2027	5.67%
U.S. Treasury Bonds, 4.50%, 11/15/2054	4.89%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2055	4.34%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 05/01/2055	3.85%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2055	3.24%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2055	2.54%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 05/01/2055	2.37%
Government National Mortgage Association, TBA, 2.50%, 05/01/2055	2.00%
U.S. Treasury Notes, 3.88%, 04/30/2030	1.96%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2055	1.93%
* Excluding money market fund holdings, if any.

C000209590 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Bond Fund
Class Name	Class R5
Trading Symbol	TRTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Bond Fund (Class R5)	$19	0.38%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[91],[92]
Net Assets	$ 3,013,277,808
Holdings Count | Holding	1,495
Investment Company Portfolio Turnover	293.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$3,013,277,808
Total number of portfolio holdings	1,495
Portfolio turnover rate	293%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 04/30/2027	5.67%
U.S. Treasury Bonds, 4.50%, 11/15/2054	4.89%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2055	4.34%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 05/01/2055	3.85%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2055	3.24%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2055	2.54%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 05/01/2055	2.37%
Government National Mortgage Association, TBA, 2.50%, 05/01/2055	2.00%
U.S. Treasury Notes, 3.88%, 04/30/2030	1.96%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2055	1.93%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 04/30/2027	5.67%
U.S. Treasury Bonds, 4.50%, 11/15/2054	4.89%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2055	4.34%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 05/01/2055	3.85%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2055	3.24%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2055	2.54%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 05/01/2055	2.37%
Government National Mortgage Association, TBA, 2.50%, 05/01/2055	2.00%
U.S. Treasury Notes, 3.88%, 04/30/2030	1.96%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2055	1.93%
* Excluding money market fund holdings, if any.

C000209589 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Bond Fund
Class Name	Class R6
Trading Symbol	OPBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Bond Fund (Class R6)	$19	0.37%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[93],[94]
Net Assets	$ 3,013,277,808
Holdings Count | Holding	1,495
Investment Company Portfolio Turnover	293.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$3,013,277,808
Total number of portfolio holdings	1,495
Portfolio turnover rate	293%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 04/30/2027	5.67%
U.S. Treasury Bonds, 4.50%, 11/15/2054	4.89%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2055	4.34%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 05/01/2055	3.85%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2055	3.24%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2055	2.54%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 05/01/2055	2.37%
Government National Mortgage Association, TBA, 2.50%, 05/01/2055	2.00%
U.S. Treasury Notes, 3.88%, 04/30/2030	1.96%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2055	1.93%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 04/30/2027	5.67%
U.S. Treasury Bonds, 4.50%, 11/15/2054	4.89%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2055	4.34%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 05/01/2055	3.85%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2055	3.24%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2055	2.54%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 05/01/2055	2.37%
Government National Mortgage Association, TBA, 2.50%, 05/01/2055	2.00%
U.S. Treasury Notes, 3.88%, 04/30/2030	1.96%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2055	1.93%
* Excluding money market fund holdings, if any.

C000209615 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Developing Markets Fund
Class Name	Class A
Trading Symbol	ODMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Developing Markets Fund (Class A)	$64	1.31%
*	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.31%	[95]
Net Assets	$ 14,241,798,934
Holdings Count | Holding	85
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$14,241,798,934
Total number of portfolio holdings	85
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.41%
Tencent Holdings Ltd.	8.90%
Kotak Mahindra Bank Ltd.	5.20%
H World Group Ltd., ADR	5.03%
Meituan, B Shares	3.94%
HDFC Bank Ltd.	3.15%
Grupo Mexico S.A.B. de C.V., Class B	2.74%
Tata Consultancy Services Ltd.	2.27%
Galp Energia SGPS S.A.	2.27%
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	2.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.41%
Tencent Holdings Ltd.	8.90%
Kotak Mahindra Bank Ltd.	5.20%
H World Group Ltd., ADR	5.03%
Meituan, B Shares	3.94%
HDFC Bank Ltd.	3.15%
Grupo Mexico S.A.B. de C.V., Class B	2.74%
Tata Consultancy Services Ltd.	2.27%
Galp Energia SGPS S.A.	2.27%
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	2.13%
* Excluding money market fund holdings, if any.

C000209617 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Developing Markets Fund
Class Name	Class C
Trading Symbol	ODVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Developing Markets Fund (Class C)	$101	2.06%
*	Annualized.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	2.06%	[96]
Net Assets	$ 14,241,798,934
Holdings Count | Holding	85
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$14,241,798,934
Total number of portfolio holdings	85
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.41%
Tencent Holdings Ltd.	8.90%
Kotak Mahindra Bank Ltd.	5.20%
H World Group Ltd., ADR	5.03%
Meituan, B Shares	3.94%
HDFC Bank Ltd.	3.15%
Grupo Mexico S.A.B. de C.V., Class B	2.74%
Tata Consultancy Services Ltd.	2.27%
Galp Energia SGPS S.A.	2.27%
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	2.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.41%
Tencent Holdings Ltd.	8.90%
Kotak Mahindra Bank Ltd.	5.20%
H World Group Ltd., ADR	5.03%
Meituan, B Shares	3.94%
HDFC Bank Ltd.	3.15%
Grupo Mexico S.A.B. de C.V., Class B	2.74%
Tata Consultancy Services Ltd.	2.27%
Galp Energia SGPS S.A.	2.27%
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	2.13%
* Excluding money market fund holdings, if any.

C000209616 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Developing Markets Fund
Class Name	Class R
Trading Symbol	ODVNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Developing Markets Fund (Class R)	$76	1.56%
*	Annualized.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.56%	[97]
Net Assets	$ 14,241,798,934
Holdings Count | Holding	85
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$14,241,798,934
Total number of portfolio holdings	85
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.41%
Tencent Holdings Ltd.	8.90%
Kotak Mahindra Bank Ltd.	5.20%
H World Group Ltd., ADR	5.03%
Meituan, B Shares	3.94%
HDFC Bank Ltd.	3.15%
Grupo Mexico S.A.B. de C.V., Class B	2.74%
Tata Consultancy Services Ltd.	2.27%
Galp Energia SGPS S.A.	2.27%
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	2.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.41%
Tencent Holdings Ltd.	8.90%
Kotak Mahindra Bank Ltd.	5.20%
H World Group Ltd., ADR	5.03%
Meituan, B Shares	3.94%
HDFC Bank Ltd.	3.15%
Grupo Mexico S.A.B. de C.V., Class B	2.74%
Tata Consultancy Services Ltd.	2.27%
Galp Energia SGPS S.A.	2.27%
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	2.13%
* Excluding money market fund holdings, if any.

C000209618 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Developing Markets Fund
Class Name	Class Y
Trading Symbol	ODVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Developing Markets Fund (Class Y)	$52	1.06%
*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.06%	[98]
Net Assets	$ 14,241,798,934
Holdings Count | Holding	85
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$14,241,798,934
Total number of portfolio holdings	85
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.41%
Tencent Holdings Ltd.	8.90%
Kotak Mahindra Bank Ltd.	5.20%
H World Group Ltd., ADR	5.03%
Meituan, B Shares	3.94%
HDFC Bank Ltd.	3.15%
Grupo Mexico S.A.B. de C.V., Class B	2.74%
Tata Consultancy Services Ltd.	2.27%
Galp Energia SGPS S.A.	2.27%
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	2.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.41%
Tencent Holdings Ltd.	8.90%
Kotak Mahindra Bank Ltd.	5.20%
H World Group Ltd., ADR	5.03%
Meituan, B Shares	3.94%
HDFC Bank Ltd.	3.15%
Grupo Mexico S.A.B. de C.V., Class B	2.74%
Tata Consultancy Services Ltd.	2.27%
Galp Energia SGPS S.A.	2.27%
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	2.13%
* Excluding money market fund holdings, if any.

C000209614 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Developing Markets Fund
Class Name	Class R5
Trading Symbol	DVMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Developing Markets Fund (Class R5)	$46	0.94%
*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.94%	[99]
Net Assets	$ 14,241,798,934
Holdings Count | Holding	85
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$14,241,798,934
Total number of portfolio holdings	85
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.41%
Tencent Holdings Ltd.	8.90%
Kotak Mahindra Bank Ltd.	5.20%
H World Group Ltd., ADR	5.03%
Meituan, B Shares	3.94%
HDFC Bank Ltd.	3.15%
Grupo Mexico S.A.B. de C.V., Class B	2.74%
Tata Consultancy Services Ltd.	2.27%
Galp Energia SGPS S.A.	2.27%
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	2.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.41%
Tencent Holdings Ltd.	8.90%
Kotak Mahindra Bank Ltd.	5.20%
H World Group Ltd., ADR	5.03%
Meituan, B Shares	3.94%
HDFC Bank Ltd.	3.15%
Grupo Mexico S.A.B. de C.V., Class B	2.74%
Tata Consultancy Services Ltd.	2.27%
Galp Energia SGPS S.A.	2.27%
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	2.13%
* Excluding money market fund holdings, if any.

C000209613 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Developing Markets Fund
Class Name	Class R6
Trading Symbol	ODVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Developing Markets Fund (Class R6)	$43	0.88%
*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%	[100]
Net Assets	$ 14,241,798,934
Holdings Count | Holding	85
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$14,241,798,934
Total number of portfolio holdings	85
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.41%
Tencent Holdings Ltd.	8.90%
Kotak Mahindra Bank Ltd.	5.20%
H World Group Ltd., ADR	5.03%
Meituan, B Shares	3.94%
HDFC Bank Ltd.	3.15%
Grupo Mexico S.A.B. de C.V., Class B	2.74%
Tata Consultancy Services Ltd.	2.27%
Galp Energia SGPS S.A.	2.27%
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	2.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.41%
Tencent Holdings Ltd.	8.90%
Kotak Mahindra Bank Ltd.	5.20%
H World Group Ltd., ADR	5.03%
Meituan, B Shares	3.94%
HDFC Bank Ltd.	3.15%
Grupo Mexico S.A.B. de C.V., Class B	2.74%
Tata Consultancy Services Ltd.	2.27%
Galp Energia SGPS S.A.	2.27%
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	2.13%
* Excluding money market fund holdings, if any.

C000209627 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Strategic Income Fund
Class Name	Class A
Trading Symbol	OPSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Strategic Income Fund (Class A)	$53	1.03%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%	[101],[102]
Net Assets	$ 1,547,319,047
Holdings Count | Holding	960
Investment Company Portfolio Turnover	287.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,547,319,047
Total number of portfolio holdings	960
Portfolio turnover rate	287%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.34%
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	2.44%
U.S. Treasury Bills, 4.23%, 05/29/2025	2.22%
U.S. Treasury Inflation - Indexed Bonds, 2.13%, 02/15/2054	2.16%
U.S. Treasury Inflation - Indexed Bonds, 1.50%, 02/15/2053	1.93%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.38%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.80%, 03/13/2046	1.18%
Colombian TES, Series B, 7.75%, 09/18/2030	1.05%
Federal National Mortgage Association, 4.50%, 07/01/2052	1.00%
Federal Home Loan Mortgage Corp., 5.00%, 03/01/2053	0.98%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.34%
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	2.44%
U.S. Treasury Bills, 4.23%, 05/29/2025	2.22%
U.S. Treasury Inflation - Indexed Bonds, 2.13%, 02/15/2054	2.16%
U.S. Treasury Inflation - Indexed Bonds, 1.50%, 02/15/2053	1.93%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.38%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.80%, 03/13/2046	1.18%
Colombian TES, Series B, 7.75%, 09/18/2030	1.05%
Federal National Mortgage Association, 4.50%, 07/01/2052	1.00%
Federal Home Loan Mortgage Corp., 5.00%, 03/01/2053	0.98%
* Excluding money market fund holdings, if any.

C000209629 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Strategic Income Fund
Class Name	Class C
Trading Symbol	OSICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Strategic Income Fund (Class C)	$91	1.79%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.79%	[103],[104]
Net Assets	$ 1,547,319,047
Holdings Count | Holding	960
Investment Company Portfolio Turnover	287.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,547,319,047
Total number of portfolio holdings	960
Portfolio turnover rate	287%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.34%
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	2.44%
U.S. Treasury Bills, 4.23%, 05/29/2025	2.22%
U.S. Treasury Inflation - Indexed Bonds, 2.13%, 02/15/2054	2.16%
U.S. Treasury Inflation - Indexed Bonds, 1.50%, 02/15/2053	1.93%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.38%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.80%, 03/13/2046	1.18%
Colombian TES, Series B, 7.75%, 09/18/2030	1.05%
Federal National Mortgage Association, 4.50%, 07/01/2052	1.00%
Federal Home Loan Mortgage Corp., 5.00%, 03/01/2053	0.98%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.34%
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	2.44%
U.S. Treasury Bills, 4.23%, 05/29/2025	2.22%
U.S. Treasury Inflation - Indexed Bonds, 2.13%, 02/15/2054	2.16%
U.S. Treasury Inflation - Indexed Bonds, 1.50%, 02/15/2053	1.93%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.38%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.80%, 03/13/2046	1.18%
Colombian TES, Series B, 7.75%, 09/18/2030	1.05%
Federal National Mortgage Association, 4.50%, 07/01/2052	1.00%
Federal Home Loan Mortgage Corp., 5.00%, 03/01/2053	0.98%
* Excluding money market fund holdings, if any.

C000209628 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Strategic Income Fund
Class Name	Class R
Trading Symbol	OSINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Strategic Income Fund (Class R)	$66	1.29%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.29%	[105],[106]
Net Assets	$ 1,547,319,047
Holdings Count | Holding	960
Investment Company Portfolio Turnover	287.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,547,319,047
Total number of portfolio holdings	960
Portfolio turnover rate	287%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.34%
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	2.44%
U.S. Treasury Bills, 4.23%, 05/29/2025	2.22%
U.S. Treasury Inflation - Indexed Bonds, 2.13%, 02/15/2054	2.16%
U.S. Treasury Inflation - Indexed Bonds, 1.50%, 02/15/2053	1.93%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.38%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.80%, 03/13/2046	1.18%
Colombian TES, Series B, 7.75%, 09/18/2030	1.05%
Federal National Mortgage Association, 4.50%, 07/01/2052	1.00%
Federal Home Loan Mortgage Corp., 5.00%, 03/01/2053	0.98%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.34%
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	2.44%
U.S. Treasury Bills, 4.23%, 05/29/2025	2.22%
U.S. Treasury Inflation - Indexed Bonds, 2.13%, 02/15/2054	2.16%
U.S. Treasury Inflation - Indexed Bonds, 1.50%, 02/15/2053	1.93%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.38%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.80%, 03/13/2046	1.18%
Colombian TES, Series B, 7.75%, 09/18/2030	1.05%
Federal National Mortgage Association, 4.50%, 07/01/2052	1.00%
Federal Home Loan Mortgage Corp., 5.00%, 03/01/2053	0.98%
* Excluding money market fund holdings, if any.

C000209630 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Strategic Income Fund
Class Name	Class Y
Trading Symbol	OSIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Strategic Income Fund (Class Y)	$40	0.79%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[107],[108]
Net Assets	$ 1,547,319,047
Holdings Count | Holding	960
Investment Company Portfolio Turnover	287.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,547,319,047
Total number of portfolio holdings	960
Portfolio turnover rate	287%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.34%
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	2.44%
U.S. Treasury Bills, 4.23%, 05/29/2025	2.22%
U.S. Treasury Inflation - Indexed Bonds, 2.13%, 02/15/2054	2.16%
U.S. Treasury Inflation - Indexed Bonds, 1.50%, 02/15/2053	1.93%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.38%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.80%, 03/13/2046	1.18%
Colombian TES, Series B, 7.75%, 09/18/2030	1.05%
Federal National Mortgage Association, 4.50%, 07/01/2052	1.00%
Federal Home Loan Mortgage Corp., 5.00%, 03/01/2053	0.98%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.34%
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	2.44%
U.S. Treasury Bills, 4.23%, 05/29/2025	2.22%
U.S. Treasury Inflation - Indexed Bonds, 2.13%, 02/15/2054	2.16%
U.S. Treasury Inflation - Indexed Bonds, 1.50%, 02/15/2053	1.93%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.38%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.80%, 03/13/2046	1.18%
Colombian TES, Series B, 7.75%, 09/18/2030	1.05%
Federal National Mortgage Association, 4.50%, 07/01/2052	1.00%
Federal Home Loan Mortgage Corp., 5.00%, 03/01/2053	0.98%
* Excluding money market fund holdings, if any.

C000209626 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Strategic Income Fund
Class Name	Class R5
Trading Symbol	GLSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Strategic Income Fund (Class R5)	$34	0.67%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[109],[110]
Net Assets	$ 1,547,319,047
Holdings Count | Holding	960
Investment Company Portfolio Turnover	287.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,547,319,047
Total number of portfolio holdings	960
Portfolio turnover rate	287%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.34%
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	2.44%
U.S. Treasury Bills, 4.23%, 05/29/2025	2.22%
U.S. Treasury Inflation - Indexed Bonds, 2.13%, 02/15/2054	2.16%
U.S. Treasury Inflation - Indexed Bonds, 1.50%, 02/15/2053	1.93%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.38%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.80%, 03/13/2046	1.18%
Colombian TES, Series B, 7.75%, 09/18/2030	1.05%
Federal National Mortgage Association, 4.50%, 07/01/2052	1.00%
Federal Home Loan Mortgage Corp., 5.00%, 03/01/2053	0.98%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.34%
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	2.44%
U.S. Treasury Bills, 4.23%, 05/29/2025	2.22%
U.S. Treasury Inflation - Indexed Bonds, 2.13%, 02/15/2054	2.16%
U.S. Treasury Inflation - Indexed Bonds, 1.50%, 02/15/2053	1.93%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.38%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.80%, 03/13/2046	1.18%
Colombian TES, Series B, 7.75%, 09/18/2030	1.05%
Federal National Mortgage Association, 4.50%, 07/01/2052	1.00%
Federal Home Loan Mortgage Corp., 5.00%, 03/01/2053	0.98%
* Excluding money market fund holdings, if any.

C000209625 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Strategic Income Fund
Class Name	Class R6
Trading Symbol	OSIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Strategic Income Fund (Class R6)	$34	0.67%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[111],[112]
Net Assets	$ 1,547,319,047
Holdings Count | Holding	960
Investment Company Portfolio Turnover	287.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,547,319,047
Total number of portfolio holdings	960
Portfolio turnover rate	287%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.34%
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	2.44%
U.S. Treasury Bills, 4.23%, 05/29/2025	2.22%
U.S. Treasury Inflation - Indexed Bonds, 2.13%, 02/15/2054	2.16%
U.S. Treasury Inflation - Indexed Bonds, 1.50%, 02/15/2053	1.93%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.38%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.80%, 03/13/2046	1.18%
Colombian TES, Series B, 7.75%, 09/18/2030	1.05%
Federal National Mortgage Association, 4.50%, 07/01/2052	1.00%
Federal Home Loan Mortgage Corp., 5.00%, 03/01/2053	0.98%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.34%
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	2.44%
U.S. Treasury Bills, 4.23%, 05/29/2025	2.22%
U.S. Treasury Inflation - Indexed Bonds, 2.13%, 02/15/2054	2.16%
U.S. Treasury Inflation - Indexed Bonds, 1.50%, 02/15/2053	1.93%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.38%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.80%, 03/13/2046	1.18%
Colombian TES, Series B, 7.75%, 09/18/2030	1.05%
Federal National Mortgage Association, 4.50%, 07/01/2052	1.00%
Federal Home Loan Mortgage Corp., 5.00%, 03/01/2053	0.98%
* Excluding money market fund holdings, if any.

C000209633 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Bond Fund
Class Name	Class A
Trading Symbol	OIBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Bond Fund (Class A)	$54	1.04%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%	[113],[114]
Net Assets	$ 1,091,594,910
Holdings Count | Holding	464
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,091,594,910
Total number of portfolio holdings	464
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.25%, 05/29/2025	5.51%
United Kingdom Gilt, 3.50%, 10/22/2025	5.23%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	4.93%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.58%
Colombian TES, Series B, 7.75%, 09/18/2030	3.30%
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	2.88%
Spain Government Bond, 2.80%, 05/31/2026	2.72%
Province of Quebec, 5.35%, 06/01/2025	1.93%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.82%
Ontario Electricity Financial Corp., 9.00%, 05/26/2025	1.77%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.25%, 05/29/2025	5.51%
United Kingdom Gilt, 3.50%, 10/22/2025	5.23%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	4.93%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.58%
Colombian TES, Series B, 7.75%, 09/18/2030	3.30%
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	2.88%
Spain Government Bond, 2.80%, 05/31/2026	2.72%
Province of Quebec, 5.35%, 06/01/2025	1.93%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.82%
Ontario Electricity Financial Corp., 9.00%, 05/26/2025	1.77%
* Excluding money market fund holdings, if any.

C000209635 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Bond Fund
Class Name	Class C
Trading Symbol	OIBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Bond Fund (Class C)	$92	1.79%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.79%	[115],[116]
Net Assets	$ 1,091,594,910
Holdings Count | Holding	464
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,091,594,910
Total number of portfolio holdings	464
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.25%, 05/29/2025	5.51%
United Kingdom Gilt, 3.50%, 10/22/2025	5.23%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	4.93%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.58%
Colombian TES, Series B, 7.75%, 09/18/2030	3.30%
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	2.88%
Spain Government Bond, 2.80%, 05/31/2026	2.72%
Province of Quebec, 5.35%, 06/01/2025	1.93%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.82%
Ontario Electricity Financial Corp., 9.00%, 05/26/2025	1.77%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.25%, 05/29/2025	5.51%
United Kingdom Gilt, 3.50%, 10/22/2025	5.23%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	4.93%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.58%
Colombian TES, Series B, 7.75%, 09/18/2030	3.30%
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	2.88%
Spain Government Bond, 2.80%, 05/31/2026	2.72%
Province of Quebec, 5.35%, 06/01/2025	1.93%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.82%
Ontario Electricity Financial Corp., 9.00%, 05/26/2025	1.77%
* Excluding money market fund holdings, if any.

C000209634 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Bond Fund
Class Name	Class R
Trading Symbol	OIBNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Bond Fund (Class R)	$67	1.29%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.29%	[117],[118]
Net Assets	$ 1,091,594,910
Holdings Count | Holding	464
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,091,594,910
Total number of portfolio holdings	464
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.25%, 05/29/2025	5.51%
United Kingdom Gilt, 3.50%, 10/22/2025	5.23%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	4.93%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.58%
Colombian TES, Series B, 7.75%, 09/18/2030	3.30%
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	2.88%
Spain Government Bond, 2.80%, 05/31/2026	2.72%
Province of Quebec, 5.35%, 06/01/2025	1.93%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.82%
Ontario Electricity Financial Corp., 9.00%, 05/26/2025	1.77%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.25%, 05/29/2025	5.51%
United Kingdom Gilt, 3.50%, 10/22/2025	5.23%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	4.93%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.58%
Colombian TES, Series B, 7.75%, 09/18/2030	3.30%
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	2.88%
Spain Government Bond, 2.80%, 05/31/2026	2.72%
Province of Quebec, 5.35%, 06/01/2025	1.93%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.82%
Ontario Electricity Financial Corp., 9.00%, 05/26/2025	1.77%
* Excluding money market fund holdings, if any.

C000209636 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Bond Fund
Class Name	Class Y
Trading Symbol	OIBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Bond Fund (Class Y)	$41	0.79%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%	[119],[120]
Net Assets	$ 1,091,594,910
Holdings Count | Holding	464
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,091,594,910
Total number of portfolio holdings	464
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.25%, 05/29/2025	5.51%
United Kingdom Gilt, 3.50%, 10/22/2025	5.23%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	4.93%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.58%
Colombian TES, Series B, 7.75%, 09/18/2030	3.30%
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	2.88%
Spain Government Bond, 2.80%, 05/31/2026	2.72%
Province of Quebec, 5.35%, 06/01/2025	1.93%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.82%
Ontario Electricity Financial Corp., 9.00%, 05/26/2025	1.77%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.25%, 05/29/2025	5.51%
United Kingdom Gilt, 3.50%, 10/22/2025	5.23%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	4.93%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.58%
Colombian TES, Series B, 7.75%, 09/18/2030	3.30%
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	2.88%
Spain Government Bond, 2.80%, 05/31/2026	2.72%
Province of Quebec, 5.35%, 06/01/2025	1.93%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.82%
Ontario Electricity Financial Corp., 9.00%, 05/26/2025	1.77%
* Excluding money market fund holdings, if any.

C000209632 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Bond Fund
Class Name	Class R5
Trading Symbol	INBQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Bond Fund (Class R5)	$41	0.79%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%	[121],[122]
Net Assets	$ 1,091,594,910
Holdings Count | Holding	464
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,091,594,910
Total number of portfolio holdings	464
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.25%, 05/29/2025	5.51%
United Kingdom Gilt, 3.50%, 10/22/2025	5.23%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	4.93%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.58%
Colombian TES, Series B, 7.75%, 09/18/2030	3.30%
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	2.88%
Spain Government Bond, 2.80%, 05/31/2026	2.72%
Province of Quebec, 5.35%, 06/01/2025	1.93%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.82%
Ontario Electricity Financial Corp., 9.00%, 05/26/2025	1.77%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.25%, 05/29/2025	5.51%
United Kingdom Gilt, 3.50%, 10/22/2025	5.23%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	4.93%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.58%
Colombian TES, Series B, 7.75%, 09/18/2030	3.30%
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	2.88%
Spain Government Bond, 2.80%, 05/31/2026	2.72%
Province of Quebec, 5.35%, 06/01/2025	1.93%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.82%
Ontario Electricity Financial Corp., 9.00%, 05/26/2025	1.77%
* Excluding money market fund holdings, if any.

C000209631 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Bond Fund
Class Name	Class R6
Trading Symbol	OIBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Bond Fund (Class R6)	$40	0.78%
*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%	[123]
Net Assets	$ 1,091,594,910
Holdings Count | Holding	464
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,091,594,910
Total number of portfolio holdings	464
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.25%, 05/29/2025	5.51%
United Kingdom Gilt, 3.50%, 10/22/2025	5.23%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	4.93%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.58%
Colombian TES, Series B, 7.75%, 09/18/2030	3.30%
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	2.88%
Spain Government Bond, 2.80%, 05/31/2026	2.72%
Province of Quebec, 5.35%, 06/01/2025	1.93%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.82%
Ontario Electricity Financial Corp., 9.00%, 05/26/2025	1.77%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.25%, 05/29/2025	5.51%
United Kingdom Gilt, 3.50%, 10/22/2025	5.23%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	4.93%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.58%
Colombian TES, Series B, 7.75%, 09/18/2030	3.30%
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	2.88%
Spain Government Bond, 2.80%, 05/31/2026	2.72%
Province of Quebec, 5.35%, 06/01/2025	1.93%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.82%
Ontario Electricity Financial Corp., 9.00%, 05/26/2025	1.77%
* Excluding money market fund holdings, if any.

C000209639 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	OEGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Mid Cap Growth Fund (Class A)	$50	1.05%
*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.05%	[124]
Net Assets	$ 5,665,197,812
Holdings Count | Holding	90
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$5,665,197,812
Total number of portfolio holdings	90
Portfolio turnover rate	53%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Cencora, Inc.	2.77%
Encompass Health Corp.	2.66%
GoDaddy, Inc., Class A	2.60%
Axon Enterprise, Inc.	2.53%
Howmet Aerospace, Inc.	2.50%
Palantir Technologies, Inc., Class A	2.43%
CyberArk Software Ltd.	2.14%
Tradeweb Markets, Inc., Class A	2.09%
Targa Resources Corp.	1.97%
Ares Management Corp., Class A	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Cencora, Inc.	2.77%
Encompass Health Corp.	2.66%
GoDaddy, Inc., Class A	2.60%
Axon Enterprise, Inc.	2.53%
Howmet Aerospace, Inc.	2.50%
Palantir Technologies, Inc., Class A	2.43%
CyberArk Software Ltd.	2.14%
Tradeweb Markets, Inc., Class A	2.09%
Targa Resources Corp.	1.97%
Ares Management Corp., Class A	1.84%
* Excluding money market fund holdings, if any.

C000209641 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	OEGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Mid Cap Growth Fund (Class C)	$85	1.78%
*	Annualized.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.78%	[125]
Net Assets	$ 5,665,197,812
Holdings Count | Holding	90
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$5,665,197,812
Total number of portfolio holdings	90
Portfolio turnover rate	53%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Cencora, Inc.	2.77%
Encompass Health Corp.	2.66%
GoDaddy, Inc., Class A	2.60%
Axon Enterprise, Inc.	2.53%
Howmet Aerospace, Inc.	2.50%
Palantir Technologies, Inc., Class A	2.43%
CyberArk Software Ltd.	2.14%
Tradeweb Markets, Inc., Class A	2.09%
Targa Resources Corp.	1.97%
Ares Management Corp., Class A	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Cencora, Inc.	2.77%
Encompass Health Corp.	2.66%
GoDaddy, Inc., Class A	2.60%
Axon Enterprise, Inc.	2.53%
Howmet Aerospace, Inc.	2.50%
Palantir Technologies, Inc., Class A	2.43%
CyberArk Software Ltd.	2.14%
Tradeweb Markets, Inc., Class A	2.09%
Targa Resources Corp.	1.97%
Ares Management Corp., Class A	1.84%
* Excluding money market fund holdings, if any.

C000209640 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Mid Cap Growth Fund
Class Name	Class R
Trading Symbol	OEGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Mid Cap Growth Fund (Class R)	$62	1.30%
*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.30%	[126]
Net Assets	$ 5,665,197,812
Holdings Count | Holding	90
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$5,665,197,812
Total number of portfolio holdings	90
Portfolio turnover rate	53%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Cencora, Inc.	2.77%
Encompass Health Corp.	2.66%
GoDaddy, Inc., Class A	2.60%
Axon Enterprise, Inc.	2.53%
Howmet Aerospace, Inc.	2.50%
Palantir Technologies, Inc., Class A	2.43%
CyberArk Software Ltd.	2.14%
Tradeweb Markets, Inc., Class A	2.09%
Targa Resources Corp.	1.97%
Ares Management Corp., Class A	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Cencora, Inc.	2.77%
Encompass Health Corp.	2.66%
GoDaddy, Inc., Class A	2.60%
Axon Enterprise, Inc.	2.53%
Howmet Aerospace, Inc.	2.50%
Palantir Technologies, Inc., Class A	2.43%
CyberArk Software Ltd.	2.14%
Tradeweb Markets, Inc., Class A	2.09%
Targa Resources Corp.	1.97%
Ares Management Corp., Class A	1.84%
* Excluding money market fund holdings, if any.

C000209642 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Mid Cap Growth Fund
Class Name	Class Y
Trading Symbol	OEGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Mid Cap Growth Fund (Class Y)	$38	0.80%
*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.80%	[127]
Net Assets	$ 5,665,197,812
Holdings Count | Holding	90
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$5,665,197,812
Total number of portfolio holdings	90
Portfolio turnover rate	53%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Cencora, Inc.	2.77%
Encompass Health Corp.	2.66%
GoDaddy, Inc., Class A	2.60%
Axon Enterprise, Inc.	2.53%
Howmet Aerospace, Inc.	2.50%
Palantir Technologies, Inc., Class A	2.43%
CyberArk Software Ltd.	2.14%
Tradeweb Markets, Inc., Class A	2.09%
Targa Resources Corp.	1.97%
Ares Management Corp., Class A	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Cencora, Inc.	2.77%
Encompass Health Corp.	2.66%
GoDaddy, Inc., Class A	2.60%
Axon Enterprise, Inc.	2.53%
Howmet Aerospace, Inc.	2.50%
Palantir Technologies, Inc., Class A	2.43%
CyberArk Software Ltd.	2.14%
Tradeweb Markets, Inc., Class A	2.09%
Targa Resources Corp.	1.97%
Ares Management Corp., Class A	1.84%
* Excluding money market fund holdings, if any.

C000209638 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Mid Cap Growth Fund
Class Name	Class R5
Trading Symbol	DMCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Mid Cap Growth Fund (Class R5)	$35	0.74%
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.74%	[128]
Net Assets	$ 5,665,197,812
Holdings Count | Holding	90
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$5,665,197,812
Total number of portfolio holdings	90
Portfolio turnover rate	53%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Cencora, Inc.	2.77%
Encompass Health Corp.	2.66%
GoDaddy, Inc., Class A	2.60%
Axon Enterprise, Inc.	2.53%
Howmet Aerospace, Inc.	2.50%
Palantir Technologies, Inc., Class A	2.43%
CyberArk Software Ltd.	2.14%
Tradeweb Markets, Inc., Class A	2.09%
Targa Resources Corp.	1.97%
Ares Management Corp., Class A	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Cencora, Inc.	2.77%
Encompass Health Corp.	2.66%
GoDaddy, Inc., Class A	2.60%
Axon Enterprise, Inc.	2.53%
Howmet Aerospace, Inc.	2.50%
Palantir Technologies, Inc., Class A	2.43%
CyberArk Software Ltd.	2.14%
Tradeweb Markets, Inc., Class A	2.09%
Targa Resources Corp.	1.97%
Ares Management Corp., Class A	1.84%
* Excluding money market fund holdings, if any.

C000209637 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	OEGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Mid Cap Growth Fund (Class R6)	$32	0.67%
*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.67%	[129]
Net Assets	$ 5,665,197,812
Holdings Count | Holding	90
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$5,665,197,812
Total number of portfolio holdings	90
Portfolio turnover rate	53%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Cencora, Inc.	2.77%
Encompass Health Corp.	2.66%
GoDaddy, Inc., Class A	2.60%
Axon Enterprise, Inc.	2.53%
Howmet Aerospace, Inc.	2.50%
Palantir Technologies, Inc., Class A	2.43%
CyberArk Software Ltd.	2.14%
Tradeweb Markets, Inc., Class A	2.09%
Targa Resources Corp.	1.97%
Ares Management Corp., Class A	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Cencora, Inc.	2.77%
Encompass Health Corp.	2.66%
GoDaddy, Inc., Class A	2.60%
Axon Enterprise, Inc.	2.53%
Howmet Aerospace, Inc.	2.50%
Palantir Technologies, Inc., Class A	2.43%
CyberArk Software Ltd.	2.14%
Tradeweb Markets, Inc., Class A	2.09%
Targa Resources Corp.	1.97%
Ares Management Corp., Class A	1.84%
* Excluding money market fund holdings, if any.

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